Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 164,818	$ 206,210
Marketable securities	1,411
Accounts receivable, net of allowance of $1,582 and $1,290, respectively	114,805	125,746
Net investment in finance leases, net of allowance of $252 and $100, respectively	130,913	113,048
Container leaseback financing receivable, net of allowance of $62 and $38, respectively	53,652	30,317
Trading containers	4,848	12,740
Containers held for sale	31,637	7,007
Prepaid expenses and other current assets	16,703	14,184
Due from affiliates, net	2,758	2,376
Total current assets	521,545	511,628
Restricted cash	102,591	76,362
Marketable securities		2,866
Containers, net of accumulated depreciation of $2,029,667 and $1,851,664, respectively	4,365,124	4,731,878
Net investment in finance leases, net of allowance of $1,027 and $643, respectively	1,689,123	1,693,042
Container leaseback financing receivable, net of allowance of $52 and $75, respectively	770,980	323,830
Derivative instruments	149,244	12,278
Deferred taxes	1,135	1,073
Other assets	13,492	14,487
Total assets	7,613,234	7,367,444
Current liabilities:
Accounts payable and accrued expenses	24,160	22,111
Container contracts payable	6,648	140,968
Other liabilities	5,060	4,895
Due to container investors, net	16,132	17,985
Debt, net of unamortized costs of $7,938 and $8,624, respectively	377,898	380,207
Total current liabilities	429,898	566,166
Debt, net of unamortized costs of $26,946 and $32,019, respectively	5,127,021	4,960,313
Derivative instruments		2,139
Income tax payable	13,196	10,747
Deferred taxes	13,105	7,589
Other liabilities	33,725	39,236
Total liabilities	5,616,945	5,586,190
Textainer Group Holdings Limited shareholders' equity:
Cumulative redeemable perpetual preferred shares, $0.01 par value, $25,000 liquidation preference per share. Authorized 10,000,000 shares; 12,000 shares issued and outstanding (equivalent to 12,000,000 depositary shares at $25.00 liquidation preference per depositary share)	300,000	300,000
Common shares, $0.01 par value. Authorized 140,000,000 shares; 59,943,282 shares issued and 43,634,655 shares outstanding at 2022; 59,503,710 shares issued and 48,831,855 shares outstanding at 2021	599	595
Treasury shares, at cost, 16,308,627 and 10,671,855 shares, respectively	(337,551)	(158,459)
Additional paid-in capital	442,154	428,945
Accumulated other comprehensive income	147,350	9,750
Retained earnings	1,443,737	1,200,423
Total shareholders' equity	1,996,289	1,781,254
Total liabilities and shareholders' equity	$ 7,613,234	$ 7,367,444